Consolidated Statements of Operations - USD ($)	12 Months Ended
	May 31, 2021	May 31, 2020
Revenues:
Total Revenues	$ 1,551,923	$ 861,410
Cost of Goods Sold	784,798	422,539
Gross Profit	767,125	438,871
Operating Expenses:
Compensation and related benefits	2,945,852	1,688,774
Professional fees	771,859	499,567
General and administrative expenses	1,487,784	982,650
Impairment loss	359,129
Total Operating Expenses	5,564,624	3,170,992
Loss from Operations	(4,797,499)	(2,732,121)
Other Income (Expense):
Debt forgiveness Income		93,761
Interest expense	(1,399,598)	(32,472)
Interest income	29	3,034
Other income (expense)	21,812	2,019
Foreign exchange gain/(loss)	(19,572)
Total Other Income (Expense)	(1,397,329)	66,342
Loss Before Provision for Income Taxes	(6,327,328)	(2,665,779)
Provision for Income Taxes
Net Loss	(6,194,829)	(2,665,779)
Net loss attributable to noncontrolling interest	97,973	45,541
Net loss attributable to common shareholders	$ (6,096,855)	$ (2,620,238)
Basic and Diluted Net Loss per share	$ (4.91)	$ (0.34)
Basic and diluted Weighted Average Number of Common Shares Outstanding	1,242,981	7,722,964
Franchise Royalties and License Fees [Member]
Revenues:
Total Revenues	$ 305,925	$ 523,007
Company-Owned Stores Sales [Member]
Revenues:
Total Revenues	1,053,226	174,042
Esports Revenue [Member]
Revenues:
Total Revenues	$ 192,772	$ 164,361